Derivatives	12 Months Ended
Dec. 31, 2023
Derivatives
Derivatives
7.	Derivatives

The following table summarizes the company’s derivative financial instruments:

	December 31, 2023				December 31, 2022
	Notional		Fair value		Notional		Fair value
	amount	Cost	Assets	Liabilities	amount	Cost	Assets	Liabilities
Equity derivative contracts(1)	4,101.7	149.1	595.7	32.5	1,946.5	68.0	258.1	19.4
RiverStone Barbados AVLNs	—	—	—	—	517.5	—	30.7	—
Foreign currency derivative contracts(2)	—	—	65.0	158.8	—	—	49.0	106.8
Other derivative contracts	—	254.2	311.8	253.6	—	289.8	130.0	64.8
Total			972.5	444.9			467.8	191.0
(1)	Includes the company’s investment in Atlas warrants with a fair value at December 31, 2022 of $13.5, which were exercised on January 12, 2023 as described in note 6.
(2)	Includes AGT’s foreign currency forward and swap liabilities with a fair value at December 31, 2023 of $60.8 (December 31, 2022 - $56.2).

The company is exposed to significant market risk (comprised of foreign currency risk, interest rate risk and other price risk) through its investing activities. Derivative contracts entered into by the company, with limited exceptions, are considered investments or economic hedges and are not designated as hedges for financial reporting.

Equity derivative contracts

Long equity total return swaps

During 2023 the company entered into $200.2 notional amount of long equity total return swaps for investment purposes. At December 31, 2023 the company held long equity total return swaps on individual equities for investment purposes with an original notional amount of $1,112.8 (December 31, 2022 - $1,012.6). These derivative contracts included an aggregate of 1,964,155 Fairfax subordinate voting shares with an original notional amount of $732.5 (Cdn$935.0) or approximately $372.96 (Cdn$476.03) per share at December 31, 2023 and 2022, where the counterparties are Canadian banks. During 2023 the long equity total return swaps on Fairfax subordinate voting shares produced net gains of $624.8 (2022 - $255.4). Long equity total return swaps provide a return which is directly correlated to changes in the fair values of the underlying individual equities.

RiverStone Barbados Asset Value Loan Notes

Pursuant to the sale of RiverStone Barbados in 2021, the company, through financial instruments referred to as AVLNs, had guaranteed the then value of certain securities held by the purchaser and certain affiliates thereof until such time that the securities are purchased by or sold at the direction of Hamblin Watsa, prior to the end of 2023. During 2023 all securities that were required to be purchased by or sold at the direction of Hamblin Watsa prior to the end of 2023 pursuant to the terms of the amended agreement were purchased or sold. The inception-to-date net gain on closure of the AVLNs was $65.8, comprised of net realized gains on investments of $95.6 recognized in the consolidated statement of earnings, partially offset by charges to retained earnings of $29.8, recognized in net changes in capitalization in the consolidated statement of changes in equity, related to purchases of shares of the company’s subsidiaries.

Foreign currency derivative contracts

Foreign currency forward contracts

Long and short foreign currency forward contracts, primarily denominated in the euro, the British pound sterling and the Canadian dollar, are used to manage certain foreign currency exposures arising from foreign currency denominated transactions. These contracts have an average term to maturity of less than one year and may be renewed at market rates.

Other derivative contracts

U.S. treasury bond forward contracts

During 2023 the company entered into forward contracts to buy U.S. treasury bonds with a notional amount of $8,000.0 where the contracts held provided an investment opportunity to buy U.S. treasury bonds as other fixed income investments matured. At December 31, 2023 all contracts were closed primarily through the physical delivery of the underlying U.S. treasury bonds with a principal value of $6,890.0 and maturities throughout 2030.

To reduce its exposure to interest rate risk (primarily exposure to certain long dated U.S. corporate bonds and U.S. state and municipal bonds held in its fixed income portfolio), the company held forward contracts to sell long dated U.S. treasury bonds with a notional amount at December 31, 2023 of $292.8 (December 31, 2022 - $183.7). These contracts have an average term to maturity of less than six months, and may be renewed at market rates.

During 2023 the company recorded net gains on investments of $159.8 (2022 - $162.4) on its U.S. treasury bond forward contracts.

Interest rate swap contracts

During 2023 the company entered into interest rate swap contracts with a notional amount at December 31, 2023 of $1,900.0 (December 31, 2022 - nil) and an average term to maturity of two years. The contracts provide the company the right to receive fixed rates in exchange for the obligation to pay floating rates in relation to a majority of the amount of net purchases of first mortgage loans of $2,261.5 completed during 2023.

Counterparty collateral

Collateral deposits on derivative contracts for the benefit of the company

The company endeavours to limit counterparty risk through diligent selection of counterparties to its derivative contracts and through the terms of negotiated agreements. The fair value of collateral deposited for the benefit of the company at December 31, 2023 consisted of cash of $42.2 and government securities of $492.3 (December 31, 2022 - $9.5 and $274.9). The cash is recorded on the consolidated balance sheet in subsidiary cash and short term investments with a corresponding liability recorded in accounts payable and accrued liabilities. The company had not exercised its right to sell or repledge collateral at December 31, 2023. The company’s exposure to counterparty risk and the management thereof are discussed in note 22.

Collateral deposits on derivative contracts for the benefit of the derivative counterparties

At December 31, 2023 the fair value of collateral deposited for the benefit of derivative counterparties included in holding company cash and investments and in assets pledged for derivative obligations was $337.0 (December 31, 2022 - $155.9), comprised of collateral of $270.3 (December 31, 2022 - $124.8) required to be deposited to enter into such derivative contracts (principally related to total return swaps), and collateral of $66.7 (December 31, 2022 - $31.1) securing amounts owed to counterparties in respect of fair value changes since the most recent reset date.

Hedge of net investment in Canadian subsidiaries

At December 31, 2023 the company had designated the carrying value of Cdn$2,788.6 principal amount of its Canadian dollar denominated unsecured senior notes with a fair value of $2,061.1 (December 31, 2022 - principal amount of Cdn$2,800.0 with a fair value of $1,926.8) as a hedge of a portion of its net investment in subsidiaries with a Canadian dollar functional currency. During 2023 the company recognized pre-tax losses of $56.6 (2022 - pre-tax gains of $149.5) related to exchange rate movements on the Canadian dollar denominated unsecured senior notes in gains (losses) on hedge of net investment in Canadian subsidiaries in the consolidated statement of comprehensive income. Subsequent to December 31, 2023, on February 14, 2024 the company announced that it will use the remainder of the net proceeds from the December 2023 offering, described in note 15, to redeem its Cdn$348.6 principal amount of 4.95% unsecured senior notes due March 3, 2025, which will result in a reduction of the hedge in the first quarter of 2024.

Hedge of net investment in European operations

At December 31, 2023 the company had designated the carrying value of €750.0 principal amount of its euro denominated unsecured senior notes with a fair value of $791.9 (December 31, 2022 - principal amount of €750.0 with a fair value of $698.3) as a hedge of its net investment in European operations with a euro functional currency. During 2023 the company recognized pre-tax losses of $27.8 (2022 - pre-tax gains of $51.8) related to exchange rate movements on the euro denominated unsecured senior notes in gains (losses) on hedge of net investment in European operations in the consolidated statement of comprehensive income.